SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Net loss per share
Net loss	$ (3,809,700)	$ (1,399,213)	$ (3,793,585)	$ (23,753,863)
Weighted average shares outstanding, basic	52,978,991	39,899,287	40,396,516	42,821,940
Weighted average shares outstanding, diluted	52,978,991	39,899,287	40,396,516	42,821,940
Net loss share, basic	$ (0.07)	$ (0.04)	$ (0.09)	$ (0.55)
Net loss share, diluted	$ (0.07)	$ (0.04)	$ (0.09)	$ (0.55)